OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, PROVISIONS AND CHARGES - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Expense relating to short-term leases	£ 18	£ 19	£ 21
Right-of-use assets
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Depreciation for lease assets	18	30	19
Operating lease assets	79	90	112
Branch and head office site closures
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Impairment during the year	0	25	10
Operating lease assets
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Depreciation, property, plant and equipment	75	64	73
Property, plant and equipment	£ 574	£ 488	£ 577